Related party transactions (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Text Block [Abstract]
Summary of Transactions Between Related Parties Explanatory

The main transactions carried with related parties, under commutative conditions, including interest rates, terms and guarantees, and period-end balances arising from such transactions are as follows:

	Assets/(Liabilities)		Revenue/(Expenses)
			Three months period ended March 31,
Relation and transaction	March 31, 2020	December 31, 2019	2020	2019
Shareholders with significant influence (i)	175,859	(732,420)	(26,039)	(9,841)

Securities	152,636	123,813	3,780	2,094
Securities purchased under agreements to resell	64,999	196,009	(30,087)	—
Accounts receivable	348	594	797	61
Securities sold under repurchase agreements	—	(1,000,168)	—	—
Borrowings	(42,124)	(52,668)	(529)	(11,996)

(i)	These transactions are related to Itaú Unibanco who became shareholder of the Company in 2018 and since then a related party.

The main transactions carried with related parties for year-end balances arising from such transactions are as follows:

	Assets/(Liabilities)		Revenue/(Expenses)
Relation and transaction	2019	2018	2019	2018	2017
Shareholders with significant influence (i)	(732,420)	(451,481)	(49,779)	(40,585)	—

Securities	123,813	69,647	10,381	147,258	—
Securities purchased under agreements to resell	196,009	—	1,550	—	—
Accounts receivable	594	—	1,025	—	—
Securities sold under repurchase agreements	(1,000,168)	(426,207)	(58,078)	(3,586)	—
Borrowings	(52,668)	(94,921)	(4,657)	(184,257)	—

(i)

These transactions are related to Itaú Unibanco who became shareholder of the Company in 2018 and since then a related party. Therefore, transactions and balances with Itaú Unibanco in 2017 are not being reported as transactions with related parties.

Summary of Key Management Personnel Compensation Expense

Key management includes executive statutory directors, members of the Board of Directors and Executive Boards. The compensation paid or payable to key management for their services is shown below:

	2019	2018	2017
Fixed compensation	4,821	3,329	2,708
Variable compensation	22,060	30,316	18,316

Total	26,881	33,645	21,024